Derivative Financial Instruments - Summary of debt instruments and DFI (Detail) - Dec. 31, 2019 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Interest Rate Swaps [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 733,750
Cross-currency Swaps [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	(1,254,259)	€ 650,000
Debt [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	$ (5,424,910)	€ (650,000)